UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:
Suncoast Equity Management
Address:
5550 W Executive Dr

Suite 320

Tampa, FL 33609

13F File Number:
28-11066
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Sean Wright

Title:
Director of Operations

Phone:
813-963-0502

Sean Wright
Tampa, Fl
August 11, 2007




Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
0
Form 13F Information Table Value Total:
0


List of Other Included Managers:





No.  13F File Number
Name



	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL SOLE
------------------------------ --------------   --------- -------- -------- --- ---- ----
AMERICAN EXPRESS CO            COM              025816109     3636    96546 SH       SOLE
EMERSON ELECTRIC               COM              291011104     6730   136105 SH       SOLE
BERKSHIRE HATHAWAY B           COM              084670207     9700     2418 SH       SOLE
COLGATE PALMOLIVE              COM              194162103     6523    94400 SH       SOLE
WALT DISNEY                    COM              254687106     2405    77090 SH       SOLE
HEWLETT PACK                   COM		428236103     7978   180465 SH       SOLE
GENERAL ELECTRIC               COM              369604103     4641   173918 SH       SOLE
ILL TOOL WORKS                 COM              452308109     6672   140440 SH       SOLE
LAB CORP AMERICA               COM              50540R409     6775    97310 SH       SOLE
ABBOTT LABS                    COM              002824100     3352    63285 SH       SOLE
MICROSOFT                      COM              594918104     8133   295665 SH       SOLE
PATTERSON INC                  COM              703395103     5818   197990 SH       SOLE
GRAINGER                       COM              384802104     7704    94185 SH       SOLE
NOKIA 		               COM              653902204     6597   269290 SH       SOLE
AUTO DATA PROC                 COM              053015103     6637   158415 SH       SOLE
BECTON DICKINSON               COM              075887109     5004    61557 SH       SOLE
PEPSICO INC                    COM              713448108     7843   123342 SH       SOLE
NIKE CL B                      COM              654106103     4209    70620 SH       SOLE
PROCTOR & GAMBLE               COM              742718109     4346    71481 SH       SOLE
KINETIC  CONCEPTS              COM	        49460W208     3466    86865 SH       SOLE